TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Summary of Valuation Allowance on Deferred Assets
	Year ended December 31
	2011	2012	2013
	In thousands

Balance at beginning of year	$60,960	$86,925	$90,391
Additions	25,965	3,466	5,539
Balance at end of year	$86,925	$90,391	$95,930

Schedule of Reconciliation of Unrecognized Tax Benefits

	Year ended December 31
	2011	2012	2013
	In thousands
Balance at beginning of year	$241	$261	$281
Increase (decrease) in unrecognized tax benefits as
a result of tax positions taken during a prior period	20	20	(281)
Balance at end of year	$261	$281	-

Summary of Open Tax Years by Major Jurisdiction
Jurisdiction	Years
Israel	2010-2013
United States	2010-2013
Japan	2010-2013
India	2012-2013